UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9-30-2010
Check here if Amendment [x]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [x] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Delta Asset Management, LLC

Address:   700 Colonial Road, Suite 130
           Memphis, TN  38117


Form 13F File Number:  028-02668


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              98

Form 13F Information Table Value Total:  $       264142
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    11924   137525 SH       Sole                   131630              5895
AT&T Incorporated              COM              00206R102     1368    47862 SH       Sole                    47687               175
Altria Group, Inc.             COM              02209S103      395    16461 SH       Sole                    16261               200
America West Res Inc Com       COM              02365V106        0    10000 SH       Sole                    10000
American Sec Res Corp          COM              029569100        0   100000 SH       Sole                   100000
Anglo Canadian Uranium F       COM              03512n104        3    38500 SH       Sole                    38500
Apache Corporation             COM              037411105     2451    25078 SH       Sole                    23833              1245
Avery Dennison Corporation     COM              053611109     8553   230433 SH       Sole                   222178              8255
Bank of America Corporation    COM              060505104      158    12062 SH       Sole                    11466               596
Baxter International Inc.      COM              071813109     5152   107989 SH       Sole                   103304              4685
Becton, Dickinson and Company  COM              075887109     4731    63854 SH       Sole                    61264              2590
Bed Bath & Beyond Incorporated COM              075896100     7728   178040 SH       Sole                   171605              6435
Berkshire Hathaway Inc. Class  COM              084670702     1052    12730 SH       Sole                    12730
Bristol Myers Squibb Company   COM              110122108      909    33553 SH       Sole                    32753               800
Buckeye Technologies Inc.      COM              118255108       36     2500 SH       Sole                     2500
Canalaska Uranium Ltd          COM                               2    30000 SH       Sole                    30000
Canon Inc. ADR                 COM              138006309     7370   157754 SH       Sole                   151704              6050
Cedar Fair L P Depositry Unit  COM              150185106      206    15575 SH       Sole                    15575
Chevron Corporation            COM              166764100      954    11772 SH       Sole                    11772
Cisco Systems, Inc.            COM              17275R102      161     7360 SH       Sole                     4960              2400
Citigroup, Inc.                COM              172967101       34     8740 SH       Sole                     7740              1000
Coca-Cola Company              COM              191216100      603    10318 SH       Sole                     9618               700
Colgate-Palmolive Company      COM              194162103      154     2004 SH       Sole                     2004
Comcast Corporation New Class  COM              20030N200     8306   488310 SH       Sole                   471383             16927
Computer Sciences Corporation  COM              205363104     7770   168934 SH       Sole                   164499              4435
Corrections Corporation Of Ame COM              22025Y407     7497   303792 SH       Sole                   303792
Cytogenix Inc                  COM              232825109       11    85000 SH       Sole                    85000
Dell Incorporated              COM              24702R101     5361   413380 SH       Sole                   399890             13490
Duke Energy Corporation New    COM              26441C105     2816   159014 SH       Sole                   155039              3975
Duke Realty Corporation        COM              264411505       92     7965 SH       Sole                     7665               300
E.I. du Pont De Nemours and Co COM              263534109      333     7470 SH       Sole                     7151               319
ERHC Energy Inc                COM              26884j104        2    10000 SH       Sole                    10000
Ecolab Incorporated            COM              278865100     6246   123108 SH       Sole                   117853              5255
Emerson Electric Co.           COM              291011104      295     5620 SH       Sole                     5620
Enhanced Oil Resources F       COM              29333e106       10    58000 SH       Sole                    58000
Enterprise Products Partners L COM              293792107      300     7566 SH       Sole                     6766               800
Exxon Mobil Corporation        COM              30231G102     3049    49348 SH       Sole                    48571               777
FedEx Corporation              COM              31428X106      620     7256 SH       Sole                     7256
First Horizon National Corpora COM              320517105      513    45038 SH       Sole                    43934              1104
Forest Laboratories, Inc.      COM              345838106      278     9000 SH       Sole                     9000
General Electric Company       COM              369604103     1080    66500 SH       Sole                    57700              8800
General Mills, Inc.            COM              370334104     7490   204993 SH       Sole                   198921              6072
Goldman Sachs Group, Inc.      COM              38141G104     1909    13208 SH       Sole                    12338               870
Google Inc. Class A            COM              38259P508      149      285 SH       Sole                       40               245
Green Bankshares Inc           COM              394361208      140    20688 SH       Sole                                      20688
Gtx Incorporated Del           COM              40052B108       17     5100 SH       Sole                     5100
Honeywell International Incorp COM              438516106     8957   203858 SH       Sole                   195813              8045
Iberiabank Corp                COM              450828108     1427    28565 SH       Sole                    28565
Intel Corporation              COM              458140100      354    18451 SH       Sole                    18310               141
International Business Machine COM              459200101     1319     9837 SH       Sole                     8837              1000
International Flavors & Fragra COM              459506101      124     2562 SH       Sole                     2162               400
J.M. Smucker Company           COM              832696405       14      235 SH       Sole                      223                12
JPMorgan Chase & Co.           COM              46625H100      670    17618 SH       Sole                    17528                90
Johnson & Johnson              COM              478160104      675    10901 SH       Sole                    10901
Kinder Morgan Energy Partners  COM              494550106      327     4784 SH       Sole                     4784
Kraft Foods Inc.               COM              50075N104      316    10260 SH       Sole                    10260
L Oreal Company ADR (MONACO)   COM              502117203     4604   204452 SH       Sole                   197132              7320
Legg Mason Incorporated        COM              524901105     3000    98985 SH       Sole                    95160              3825
Lowes Companies Incorporated   COM              548661107     4461   200163 SH       Sole                   192143              8020
Marriott International Incorpo COM              571903202     6329   176660 SH       Sole                   169408              7251
Mattel Incorporated            COM              577081102     8509   362710 SH       Sole                   347540             15170
McGraw Hill Companies Incorpor COM              580645109     5597   169310 SH       Sole                   163145              6165
Merck & Company Inc.           COM              58933y105      535    14551 SH       Sole                    14186               365
Meredith Corporation           COM              589433101     3012    90451 SH       Sole                    87826              2625
Microsoft Corporation          COM              594918104     9289   379316 SH       Sole                   363936             15380
Mid-America Apartment Communit COM              59522J103      372     6392 SH       Sole                     5992               400
National Instruments Corporati COM              636518102      375    11502 SH       Sole                     9352              2150
Nestle S A Sponsored ADR (SWIT COM              641069406    10840   202299 SH       Sole                   193874              8425
Newell Rubbermaid Incorporated COM              651229106     7089   398056 SH       Sole                   383006             15050
NextEra Energy, Inc            COM              65339F101      229     4212 SH       Sole                     4212
ONEOK Partners, LP             COM              68268N103      202     2700 SH       Sole                     2700
Oilsands Quest Inc.            COM              678046103       20    40000 SH       Sole                    40000
PepsiCo                        COM              713448108      339     5108 SH       Sole                     5108
Pfizer Inc.                    COM              717081103      895    52143 SH       Sole                    48143              4000
Philip Morris International In COM              718172109      735    13120 SH       Sole                    13020               100
Procter & Gamble Company       COM              742718109    11701   195116 SH       Sole                   187711              7405
Regions Financial Corporation  COM              7591EP100      186    25670 SH       Sole                    25670
Royal Dutch Shell Plc Sponsore COM              780259206      313     5200 SH       Sole                     5200
SGS Ltd Ordinary Shares SA     COM              H7485A108     2374     1461 SH       Sole                     1416                45
SGS Sa Adr                     COM              818800104      309    19055 SH       Sole                    15990              3065
Santa Fe Hldgs Company         COM              802016105        0    10000 SH       Sole                    10000
Scotts Co Class A              COM              810186106      139     2700 SH       Sole                                       2700
Southern Company               COM              842587107      201     5403 SH       Sole                     5403
Spectra Energy Corporation     COM              847560109     1804    80020 SH       Sole                    77973              2047
Stanley Black & Decker Inc     COM              854502101    11515   187920 SH       Sole                   183055              4865
SunTrust Banks, Inc.           COM              867914103     6392   247474 SH       Sole                   237316             10158
Sysco Corporation              COM              871829107     6846   240059 SH       Sole                   230529              9530
UMB Financial Corporation      COM              902788108      368    10376 SH       Sole                    10376
United Parcel Service Incorpor COM              911312106     5074    76098 SH       Sole                    72808              3290
United Technologies Corporatio COM              913017109      361     5070 SH       Sole                     5070
Unum Group                     COM              91529Y106       54     2457 SH       Sole                     2457
Verizon Communications         COM              92343V104      724    22238 SH       Sole                    21938               300
Wal Mart Stores Incorporated   COM              931142103     7603   142065 SH       Sole                   137365              4700
Walt Disney Company            COM              254687106    10435   315274 SH       Sole                   305319              9955
Wells Fargo & Company          COM              949746101     8309   330860 SH       Sole                   316975             13885
Windstream Corporation         COM              97381W104      481    39186 SH       Sole                    38661               525
Santa Fe Hldgs Company         COM              802016105        0    22600 SH       Sole                    22600
Old Second Capital Trust I 7.8 PFD              680280104       63    14848 SH       Sole                    14848